NON-CONTROLLING INTEREST	6 Months Ended
Dec. 31, 2019
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 23. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2019
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,350,000	¥—	¥6,201,000	$903,040
Unappropriated retained earnings	3,477,493	3,616,002	(1,351,699)	(826,664)	4,915,132	715,783
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	(30,703)	(4,471)
Total non-controlling interests	¥5,109,643	¥3,804,149	¥2,998,301	¥(826,664)	¥11,085,429	$1,614,352

	As of December 31, 2019
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,755,000	¥—	¥6,606,000	$948,049
Unappropriated retained earnings	3,477,493	3,976,112	(2,001,743)	(872,980)	4,578,882	657,130
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	(30,703)	(4,406)
Total non-controlling interests	¥5,109,643	¥4,164,259	¥2,753,257	¥(872,980)	¥11,154,179	$1,600,773

The Company received capital contribution from non-controlling shareholders of Gan Su BHD amounted to ¥500,000 and ¥450,000 ($58,123) during the six months ended December 31, 2018 and 2019, respectively. The Company returned ¥200,000 paid in capital back to one of the individual shareholders of Qing Hai BHD during the six months ended December 31, 2018.